Income Taxes	9 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The (benefit from) provision for income taxes for years ending December 31, 2020, 2019 and 2018 are as follows:

	December 31,
(Dollars in Thousands)	2020	2019	2018
Current:
Federal	$—	$—	$—
State and Local	363	492	182
Total current.	363	492	182
Deferred:
Federal	(6,440)	546	(197)
State and Local	(1,364)	169	(61)
Total deferred	(7,804)	715	(258)
Total (Benefit from) provision for incomes taxes.	$(7,441)	$1,207	$(76)
Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets and deferred tax liabilities as of December 31, 2020 and 2019 are as follows:

	December 31,
(Dollars in Thousands)	2020	2019
Deferred tax assets
Net operating loss carryforwards	$9,758	$13,480
Stock compensation	657	545
Other accruals	531	1,969
Total deferred tax assets	10,946	15,994
Deferred tax liabilities
Fixed and intangible assets	(5,993)	(5,165)
Total deferred tax liabilities	(5,993)	(5,165)
Deferred tax assets, net	4,953	10,829
Less: valuation allowance	—	(13,710)
Deferred tax asset (liability), net	$4,953	$(2,881)
For the year ended December 31, 2020, the Company completed an assessment of the likelihood of realizing all or some portion of its net deferred tax assets. This assessment concluded that the Company realized positive cumulative income over the last three years and combined with the forecast of future taxable income, it determined it was more likely than not that the Company will be in a position to realize the benefits of the deferred tax asset. As such, the valuation allowance was removed, which resulted in a net deferred tax asset balance as of December 31, 2020. For the year ended December 31, 2019, the Company’s assessment considered the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies and concluded that it was more likely than not that a portion of deferred tax assets are not realizable and, accordingly, recorded a valuation allowance of approximately $13.7 million as of December 31, 2019. The net deferred tax liability in 2019 is the result of indefinite-lived liabilities related to intangible assets. As of December 31, 2020, the Company has generated Federal and State net operating loss carryforwards of approximately $39.5 million and $29.6 million (post-apportioned state NOL) respectively, that begin to expire in 2034.
The following is a reconciliation of income tax computed at the Federal statutory income tax rate to the (benefit from) provision for income taxes:

	Amount			Percent
	December 31,			December 31,
(Dollars in Thousands)	2020	2019	2018	2020	2019	2018
Tax benefit computed at Federal statutory income tax rate	$4,927	$1,922	$(896)	21.0%	21.0%	21.0%
Permanent items	—	124	100	—	1.4	(2.3)
State tax expense, net of Federal benefit	1,426	901	(62)	6.1	9.8	1.5
Valuation allowance	(13,710)	(2,125)	755	(58.4)	(23.2)	(17.7)
Rate change	(56)	—	—	(0.2)	—	—
Other	(28)	385	27	(0.1)	4.2	(0.6)
(Benefit from) provision for income taxes	$(7,441)	$1,207	$(76)	(31.6)%	13.2%	1.9%
The permanent items impacting the income tax provision are primarily attributable to the non-deductibility of meals and entertainment.
The 2020, 2019 and 2018 Federal and state income tax returns are within the statute of limitations (“SOL”) and are currently not under examination by any Federal or state tax authority.
The Tax Act enacted on December 22, 2017 reduced the U.S. federal corporate income tax rate from 35% to 21%, effective January 1, 2018. The SEC staff issued Staff Accounting Bulletin 118 (“SAB 118”), which provides guidance on accounting for the tax effects of the Tax Act. SAB 118 provides a measurement period that should not extend beyond one year from the Tax Act enactment date for companies to complete the accounting under Accounting Standards Codification 740, Income Taxes (“ASC 740”). The Company has completed its accounting for the tax effects of the Tax Act.
Income Taxes
The Company recorded an income tax benefit of $2.2 million and $8.6 million for the three months ended September 30, 2021 and 2020, respectively, and a income tax benefit of $20.2 million and $7.4 million for the nine months ended September 30, 2021 and 2020, respectively. This represents an estimated annual effective tax rate of 9.7% and 1.0% as of September 30, 2021 and 2020, respectively. The effective tax rate for the three and nine month periods ended September 30, 2021 was lower than the statutory rate due to the effect on the pre-tax loss of the non-deductible stock-based compensation expense related to the Company’s IPO. The effective tax rate for the three and nine month periods ended September 30, 2020 was lower than the statutory rate due primarily to the reversal of the allowance on the deferred tax asset. Additionally, the benefit for the 3 months ended September 30, 2020 is higher than the nine months ended September 30, 2020 due to the release of the valuation allowance in the third quarter of 2020 as that is the period that the weight of all available evidence outweighed the weight of the negative evidence when evaluating the ability for the deferred tax asset to be realized in the future. Prior to the third quarter in 2020, tax expense was realized as a result of the increase in the deferred tax liability with all other deferred tax balances offset by the full valuation allowance recorded.
We consider both positive and negative evidence when evaluating the recoverability of our DTAs. The assessment is required to determine whether, based on all available evidence, it is more likely than not (i.e., greater than a 50% probability) that all or some portion of the DTAs will be realized in the future. As of September 30, 2021 and 2020, the weight of all available positive evidence was greater than the weight of all negative evidence, so a valuation allowance against the deferred tax asset was not recorded.